CONSOLIDATED FINANCIAL STATEMENTS - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gerdau GTL Spain S.L.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Ameristeel Corporation and subsidiaries
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Acominas S.A. and subsidiary
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	99.83%	99.83%	99.36%
Gerdau Aos Longos S.A. and subsidiary
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	99.82%	99.78%	99.12%
Gerdau Steel Inc.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Holdings Inc. and subsidiary
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Paraopeba - Fixed-income investment fund
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	96.96%	91.40%	10.69%
Percent of participation in investment fund	98.07%	98.60%	51.11%
Aza Participaciones S.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)			100.00%
Gerdau Hungria Holdings Limited Liability Company
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
GTL Equity Investments Corp.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Empresa Siderurgica del Peru S.A.A. - Siderperu
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	90.03%	90.03%	90.03%
Gerdau Gtl Mexico S.A. de C.V. and subsidiaries
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Seiva S.A. Florestas e Industrias
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	97.73%	97.73%	97.73%
Gerdau Laisa S.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Sipar Gerdau Inversiones S.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	99.99%	99.99%	99.99%
Sipar Aceros S.A. and subsidiary
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	99.98%	99.98%	99.98%
Sizuca - Siderurgica Zuliana C.A.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
GTL Trade Finance Inc.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Trade Inc.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)	100.00%	100.00%	100.00%
Gerdau Steel India Ltd.
Significant consolidated subsidiaries
Equity interest in significant consolidated subsidiaries (as a percent)			98.90%